FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value
A reconciliation of the level 3 financial instruments as of September 30, 2022 is as follows (in thousands):

Fair value of level 3 financial instruments as of December 31, 2021	$7,364
Payments to CVR holders	(2,505)
Fair value adjustments to contingent liabilities	(487)
Contingent liabilities from xCella asset acquisition	1,440

Fair value of level 3 financial instruments as of September 30, 2022	$5,812

A reconciliation of the level 3 financial instruments as of December 31, 2021 and 2020 is as follows (in thousands):

Fair value of level 3 financial instruments as of January 1, 2020	$2,659
Payments to CVR holders and other contingent payments	(2,325)
Fair value adjustments to contingent liabilities	2,070
Contingent liabilities from Icagen acquisition	4,800

Fair value of level 3 financial instruments as of December 31, 2020	$7,204
Payments on contingent liabilities	(1,770)
Fair value adjustments to contingent liabilities	1,210
Contingent liabilities from xCella asset acquisition (1)	720

$7,364

(1)
The xCella contingent liabilities is determined when the contingency is resolved and the consideration becomes payable. Management concluded that no earnout liability would be recognized at the acquisition date in September 2020. During the year ended December 31, 2021, management paid $0.7 million of earnout liability to be allocated to the cost of the acquired assets due to contingencies being met as part of the acquisition agreement.

Summary of the hierarchy for liabilities measured at fair value
The following table presents the hierarchy for our liabilities measured at fair value (in thousands):

	September 30, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities:
Icagen contingent liabilities (1)	$—	$—	$5,332	$5,332	$—	$—	$7,364	$7,364
xCella contingent liabilities (2)	—	—	480	480	—	—	—	—

Total liabilities	$—	$—	$5,812	$5,812	$—	$—	$7,364	$7,364

1.
The fair value of Icagen contingent liabilities was determined using a probability weighted income approach. Most of the contingent payments are based on certain revenue milestones as defined in the asset purchase agreement with Icagen. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s estimates regarding the timing and probability of achievement of certain developmental and regulatory milestones. During the year ended December 31, 2021, we paid $1.1 million towards the contingent liability based on revenue milestones to former Icagen shareholders. During the nine months ended September 30, 2022, we paid $1.5 million towards the contingent liability based on revenue milestones to former Icagen shareholders.
2.
The xCella contingent liability is determined when the contingency is resolved and the consideration becomes payable. Management concluded that no earnout liability would be recognized at the acquisition date in September 2020. During the year ended December 31, 2021, we paid $0.7 million towards the contingent liability based on revenue milestones to former xCella shareholders. During the nine months ended September 30, 2022, we paid $1.0 million towards the contingent liability based on revenue milestones to former xCella shareholders.

The following table presents the hierarchy for our liabilities measured at fair value (in thousands):

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities:
Crystal contingent liabilities (1)	$—	$—	$—	$—	$—	$—	$800	$800
Icagen contingent liabilities (2)	—	—	7,364	7,364	—	—	6,404	6,404

Total liabilities	$—	$—	$7,364	$7,364	$—	$—	$7,204	$7,204

(1)
We acquired Crystal Bioscience in October 2017. The fair value of Crystal contingent liabilities was determined using a probability weighted income approach. Most of the contingent payments are based on development or regulatory milestones as defined in the merger agreement with Crystal. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s estimates regarding the timing and probability of achievement of certain developmental and regulatory milestones.

Changes in these estimates may materially affect the fair value. During the year ended December 31, 2020, we paid $1.8 million contingent liability on development milestones to former Crystal shareholders. During the year ended December 31, 2021, we made no payments former Crystal shareholders for contingent liability on development milestones.
(2)
The fair value of Icagen contingent liabilities was determined using a probability weighted income approach. Most of the contingent payments are based on certain revenue milestones as defined in the asset purchase agreement with Icagen. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s estimates regarding the timing and probability of achievement of certain developmental and regulatory milestones. Changes in these estimates may materially affect the fair value. During the year ended December 31, 2020, we paid $0.5 million contingent liability based on revenue milestones to former Icagen shareholders. During the year ended December 31, 2021, we paid $1.1 million contingent liability based on revenue milestones to former Icagen shareholders.

Avista Public Acquisition Corp. II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of company's financial assets and liabilities that are measured at fair value on a recurring basis

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2022
Assets
Investments held in Trust Account	$237,188,875	$237,188,875	$—	$—
Liabilities
Derivative liability - Forward Purchase and Backstop Securities	$1,595,500	$—	$—	$1,595,500

Summary of significant inputs to the valuation for the Forward Purchase and Backstop Securities liability

As of March 23, 2022 (Initial Measurement)
Fair value of Forward Purchase and Backstop Securities	$10.34
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.52
Risk-free rate	0.95%
Discount factor	99.50%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	32.50%
Fair value of Forward Purchase and Backstop Securities	$448,380

At September 30, 2022
Fair value of Forward Purchase and Backstop Securities	$10.20
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.08
Risk-free rate	2.80%
Discount factor	99.80%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	50.00%
Fair value of Forward Purchase and Backstop Securities	$1,595,500

Summary of changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value

Fair value as of December 31, 2021	$—
Initial measurement as of March 23, 2022	448,380
Change in fair value	591,310

Fair value as of March 31, 2022	1,039,690
Change in fair value	(656,300)

Fair value as of June 30, 2022	383,390
Change in fair value	1,212,110

Fair value as of September 30, 2022	$1,595,500